PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	DECEMBER 31,
	2014	2013

Cost
Computers and office equipment	$13,800	$10,928
Leasehold improvements	3,098	2,992
	$16,898	$13,920
Accumulated depreciation	11,919	8,897
Property and equipment, net	$4,979	$5,023